Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2021
International Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital. Any income realized will be incidental.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was64.53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example reflects adjustments made to the Portfolio’s operating expenses due to the fee waiver agreement with the investment adviser for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in securities of issuers from a minimum of three countries outside the U.S. The Portfolio may purchase securities in any foreign country, including those with developed markets and emerging markets. From time to time, based on economic conditions, the Portfolio may have significant investments in one or more countries, a geographic region, or in particular sectors. The Portfolio invests primarily in foreign common stocks, and may also invest in American Depositary Receipts (ADRs) and other similar depositary receipts.The Portfolio’s investments in equity securities may include small, medium and large capitalization issues that the Portfolio’s adviser believes are undervalued. The strategy for the Portfolio will reflect a “bottom up”, value oriented and long-term investment philosophy. In choosing equity investments, the adviser will focus on the market price of a company’s securities in relation to the company’s long-term earnings (typically 5 years), asset value and cash flow potential. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. In determining whether a company is located in a country “outside” the U.S., the Portfolio’s adviser considers a variety of factors, such as location of company management, location of the exchange on which the company’s stock is primarily traded, sources of revenue, and reporting currency.The adviser may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, or when the adviser believes another security provides a more attractive investment opportunity.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.•Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.•ADR Risk – ADRs are receipts representing ownership of shares of a foreign issuer held by a U.S. bank or similar financial institution that entitle the holder to dividends and capital gains on the underlying foreign shares. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. They, and other similar depositary receipts, are subject to many of the risks associated with direct investments in the foreign securities, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. The Portfolio is also subject to fees and the credit risk of the financial institution holding the ADRs or other depositary receipts.•Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.•Equity Securities Risk – The value of equity securities, such as common stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.•Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.•Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.•Geographic Focus Risk – The Portfolio’s performance could be more volatile than that of a more geographically diversified fund and could be significantly impacted as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.•Investment Style Risk – A portfolio managed using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.•Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.•Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments. Such events include the pandemic spread of the novel coronavirus known as COVID-19, the ongoing effects of which are unpredictable and may result in significant and adverse effects on the value of securities owned by the Portfolio and Portfolio performance.•Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.•Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance, the returns of an additional index of securities with characteristics similar to those that the Portfolio typically holds, and the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance.Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance, the returns of an additional index of securities with characteristics similar to those that the Portfolio typically holds, and the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return <br/>(for periods ended December 31, 2020)
International Equity Portfolio | International Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees(fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.54%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	203
5 Years	rr_ExpenseExampleYear05	365
10 Years	rr_ExpenseExampleYear10	$ 833
2011	rr_AnnualReturn2011	(10.10%)
2012	rr_AnnualReturn2012	21.52%
2013	rr_AnnualReturn2013	21.38%
2014	rr_AnnualReturn2014	(8.80%)
2015	rr_AnnualReturn2015	(2.21%)
2016	rr_AnnualReturn2016	2.89%
2017	rr_AnnualReturn2017	22.30%
2018	rr_AnnualReturn2018	(15.41%)
2019	rr_AnnualReturn2019	12.60%
2020	rr_AnnualReturn2020	(2.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.42%)
1 Yr	rr_AverageAnnualReturnYear01	(2.71%)
5 Yr	rr_AverageAnnualReturnYear05	3.12%
10 Yr	rr_AverageAnnualReturnYear10	3.26%
International Equity Portfolio | MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	10.65%	[3]
5 Yr	rr_AverageAnnualReturnYear05	8.93%	[3]
10 Yr	rr_AverageAnnualReturnYear10	4.92%	[3]
International Equity Portfolio | MSCI® All Country World (ex-US) Index (Gross)(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.13%	[3]
5 Yr	rr_AverageAnnualReturnYear05	9.44%	[3]
10 Yr	rr_AverageAnnualReturnYear10	5.40%	[3]
International Equity Portfolio | MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.82%
5 Yr	rr_AverageAnnualReturnYear05	7.45%
10 Yr	rr_AverageAnnualReturnYear10	5.51%
International Equity Portfolio | Lipper® Variable Insurance Products (VIP) International Multi-Cap Value Funds Average(reflects deductions for fees and expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.80%
5 Yr	rr_AverageAnnualReturnYear05	5.08%
10 Yr	rr_AverageAnnualReturnYear10	3.71%

[1]	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include the Acquired Fund Fees and Expenses.
[2]	The Portfolio's investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2022.
[3]	With respect to its broad-based benchmark, the Portfolio has elected to calculate the MSCI® All Country World (ex-US) Index net of withholding taxes on reinvested dividends rather than the MSCI® All Country World (ex-US) Index gross of withholding taxes on reinvested dividends because the net calculation more closely reflects the Portfolio’s performance for an investor.